Accrued expenses and other current liabilities	12 Months Ended
Dec. 31, 2022
Accrued expenses and other current liabilities
Accrued expenses and other current liabilities

14.Accrued expenses and other current liabilities

The following is a summary of accrued expenses and other current liabilities as of December 31, 2021 and 2022:

	As of December 31,
	2021	2022
	RMB	RMB
Deposits from offline distributors, retailers and others	188,143	11,017
Professional service fee payables(a)	29,041	15,154
Product warranty(b)	4,185	5,051
Payables on equipment	6,866	7,020
Patent application fee payables	1,032	1,508
Accrued liabilities to suppliers	61,535	72,909
Payable related to employees’ exercise of share-based awards	—	20,509
Payable related to termination of lease contracts	—	6,191
Others	22,594	22,096
Accrued expenses and other current liabilities	313,396	161,455
(a)	Professional service fees mainly consist of recruitment, audit and legal services performed by non-related parties.
(b)	Product warranty activities were as follows:

Product warranty
RMB
Balance as of January 1, 2020	1,374
Provided during the year	36,350
Utilized during the year	(32,284)
Balance as of December 31, 2020	5,440
Provided during the year	59,599
Utilized during the year	(60,854)
Balance as of December 31, 2021	4,185
Provided during the year	52,693
Utilized during the year	(51,827)
Balance as of December 31, 2022	5,051